UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.7%

Security	Shares	Value
Aerospace & Defense — 2.5%
Honeywell International, Inc.	112,896	$11,763,763
United Technologies Corp.(1)	251,411	29,457,827

		$41,221,590

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(1)	303,561	$18,738,821

		$18,738,821

Banks — 10.6%
Bank of America Corp.(1)	827,764	$13,658,106
Citigroup, Inc.(1)	678,159	36,674,839
JPMorgan Chase & Co.(1)	719,417	47,323,250
KeyCorp	1,102,576	16,075,558
PNC Financial Services Group, Inc. (The)(1)	219,829	21,035,437
Wells Fargo & Co.(1)	792,886	44,369,901

		$179,137,091

Capital Markets — 5.8%
Affiliated Managers Group, Inc.(1)(2)	126,404	$28,271,519
Credit Suisse Group AG	962,536	25,531,530
Goldman Sachs Group, Inc. (The)	127,127	26,212,316
Invesco, Ltd.	453,939	18,080,390

		$98,095,755

Chemicals — 4.8%
Monsanto Co.	208,281	$24,364,711
PPG Industries, Inc.	53,517	12,249,506
Praxair, Inc.	145,000	17,814,700
Syngenta AG ADR	293,213	26,691,180

		$81,120,097

Communications Equipment — 1.2%
QUALCOMM, Inc.(1)	294,199	$20,499,786

		$20,499,786

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.(1)	496,504	$24,547,158

		$24,547,158

Electric Utilities — 2.7%
Edison International(1)	234,647	$14,268,884
NextEra Energy, Inc.(1)	303,877	31,098,772

		$45,367,656

Electrical Equipment — 1.0%
Emerson Electric Co.	113,198	$6,826,971
Hubbell, Inc., Class B	86,000	9,290,580

		$16,117,551

Food & Staples Retailing — 3.3%
CVS Health Corp.(1)	319,888	$32,750,133
Kroger Co. (The)(1)	312,695	22,764,196

		$55,514,329

Security	Shares	Value
Food Products — 2.1%
General Mills, Inc.(1)	405,559	$22,772,138
Mondelez International, Inc., Class A(1)	282,678	11,756,578

		$34,528,716

Health Care Equipment & Supplies — 2.3%
Medtronic PLC(1)	315,017	$24,042,097
Stryker Corp.(1)	152,689	14,677,994

		$38,720,091

Health Care Providers & Services — 0.5%
McKesson Corp.	32,889	$7,802,257

		$7,802,257

Industrial Conglomerates — 4.1%
General Electric Co.	2,497,922	$68,118,333

		$68,118,333

Insurance — 4.6%
ACE, Ltd.(1)	113,406	$12,075,471
Aflac, Inc.	255,701	15,909,716
Lincoln National Corp.	135,000	7,696,350
Prudential PLC	584,198	14,557,943
XL Group PLC(1)	718,881	27,087,436

		$77,326,916

Internet Software & Services — 0.9%
Google, Inc., Class C(1)(2)	27,878	$14,834,163

		$14,834,163

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	160,179	$20,764,004

		$20,764,004

Machinery — 0.2%
Trinity Industries, Inc.	115,249	$3,456,318

		$3,456,318

Media — 3.7%
CBS Corp., Class B(1)	487,321	$30,077,452
Walt Disney Co. (The)(1)	292,641	32,298,787

		$62,376,239

Metals & Mining — 0.5%
Nucor Corp.	164,000	$7,757,200

		$7,757,200

Multi-Utilities — 2.8%
PG&E Corp.(1)	424,704	$22,708,923
Sempra Energy(1)	232,705	25,008,806

		$47,717,729

Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.	177,762	$14,862,681
Chevron Corp.(1)	62,577	6,445,431
Devon Energy Corp.	350,758	22,876,437
Exxon Mobil Corp.(1)	572,410	48,769,332
Occidental Petroleum Corp.(1)	253,610	19,829,766
Phillips 66	183,929	14,552,462

		$127,336,109

Paper & Forest Products — 0.8%
International Paper Co.(1)	259,754	$13,463,050

		$13,463,050

Security	Shares	Value
Pharmaceuticals — 8.2%
AbbVie, Inc.	158,339	$10,543,794
Eli Lilly & Co.(1)	480,739	37,930,307
Merck & Co., Inc.(1)	731,770	44,557,475
Pfizer, Inc.	197,620	6,867,295
Roche Holding AG PC(1)	48,932	14,917,957
Teva Pharmaceutical Industries, Ltd. ADR(1)	384,455	23,105,746

		$137,922,574

Real Estate Investment Trusts (REITs) — 3.6%
Equity Residential(1)	295,324	$21,948,480
Public Storage(1)	92,467	17,896,063
Simon Property Group, Inc.(1)	118,755	21,542,157

		$61,386,700

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	871,448	$30,030,098

		$30,030,098

Software — 3.8%
Microsoft Corp.(1)	631,898	$29,610,740
Oracle Corp.	514,587	22,379,389
SAP SE	170,259	12,640,727

		$64,630,856

Specialty Retail — 1.3%
Home Depot, Inc. (The)(1)	89,530	$9,975,433
TJX Cos., Inc. (The)	194,969	12,552,104

		$22,527,537

Tobacco — 3.2%
Altria Group, Inc.(1)	447,852	$22,930,023
Reynolds American, Inc.(1)	402,531	30,894,254

		$53,824,277

Total Common Stocks (identified cost $1,238,085,744)		$1,474,883,001

Preferred Stocks — 23.5%

Security	Shares	Value
Banks — 11.9%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$9,725,429
Barclays Bank PLC, 8.25% to 12/15/18(3)	18,250	19,953,193
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	412,807	11,167,461
CoBank ACB, Series F, 6.25% to 10/1/22(3)	94,700	9,946,464
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	13,800	1,438,650
Farm Credit Bank of Texas, Series 1, 10.00%	8,678	10,782,415
First Tennessee Bank, 3.75%(4)(5)	4,660	3,299,571
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(3)(4)	4,737	7,437,955
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	4,566	4,761,577
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	5,113	5,258,034
JPMorgan Chase & Co., Series Y, 6.125%	317,275	7,969,948
KeyCorp, Series A, 7.75%	81,279	10,788,162
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	3,310	3,791,933
Northern Trust Corp., Series C, 5.85%	153,625	3,962,373
Regions Financial Corp., Series A, 6.375%	471,632	11,861,545
Royal Bank of Scotland Group PLC, Series L, 5.75%	168,990	4,138,565
Royal Bank of Scotland Group PLC, Series S, 6.60%	285,899	7,170,347
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	8,097	9,347,174
SunTrust Banks, Inc., Series E, 5.875%	330,358	8,230,044
Texas Capital Bancshares, Inc., 6.50%	274,290	6,843,536
Texas Capital Bancshares, Inc., Series A, 6.50%	47,100	1,177,500
Webster Financial Corp., Series E, 6.40%	317,662	8,056,703

Security	Shares	Value
Wells Fargo & Co., Series L, 7.50%	10,588	$12,799,092
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	343,260	8,970,242
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	7,234	7,174,279
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	4,120	4,492,457

		$200,544,649

Capital Markets — 2.4%
Affiliated Managers Group, Inc., 6.375%	282,688	$7,387,344
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	4,290,390
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	349,225	8,681,733
Morgan Stanley, Series G, 6.625%	507,393	13,268,327
State Street Corp., Series D, 5.90% to 3/15/24(3)	253,695	6,680,424

		$40,308,218

Consumer Finance — 1.2%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	7	$185
Capital One Financial Corp., Series B, 6.00%	593,826	14,810,021
Discover Financial Services, Series B, 6.50%	245,744	6,294,118

		$21,104,324

Diversified Financial Services — 1.3%
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	$11,357,047
RBS Capital Funding Trust VII, Series G, 6.08%	395,086	9,877,150

		$21,234,197

Electric Utilities — 1.3%
AES Gener SA, 8.375% to 6/18/19(3)(4)	7,010	$7,959,295
Entergy Arkansas, Inc., 6.45%	308,409	7,864,430
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,822,906
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	150,220	3,592,136

		$22,238,767

Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	94,450	$9,932,013
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,366,006

		$15,298,019

Insurance — 1.1%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)	13,000	$5,200,812
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	70,552	1,813,892
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	89,150	2,317,900
Endurance Specialty Holdings, Ltd., Series B, 7.50%	92,875	2,427,753
Montpelier Re Holdings, Ltd., 8.875%	291,539	7,731,614

		$19,491,971

Machinery — 1.0%
Stanley Black & Decker, Inc., 5.75%	644,724	$16,364,707

		$16,364,707

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	59,547	$1,492,248

		$1,492,248

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	283,020	$7,557,341

		$7,557,341

Real Estate Investment Trusts (REITs) — 1.0%
American Realty Capital Properties, Inc., Series F, 6.70%	72,781	$1,750,383
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	4,775,392
DDR Corp., Series J, 6.50%	250,000	6,382,500
DDR Corp., Series K, 6.25%	129,500	3,281,854

		$16,190,129

Security	Shares	Value
Thrifts & Mortgage Finance — 0.9%
Elmira Savings Bank, 8.998% to 12/31/17(3)	4,750	$4,512,500
EverBank Financial Corp., Series A, 6.75%	391,931	9,968,765

		$14,481,265

Total Preferred Stocks (identified cost $379,499,586)		$396,305,835

Corporate Bonds & Notes — 11.9%

Security	Principal Amount (000’s omitted)	Value
Banks — 5.2%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(3)(4)	$5,517	$5,096,329
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(3)	9,335	9,428,350
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	9,177	9,121,938
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	12,885	13,755,266
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	16,311	16,054,101
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	11,980	12,174,675
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(3)	5,190	5,215,431
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	11,828	12,611,605
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	5,100	4,264,875

		$87,722,570

Chemicals — 0.2%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$2,350	$2,449,875

		$2,449,875

Diversified Financial Services — 0.6%
Leucadia National Corp., 6.625%, 10/23/43	$7,238	$6,965,945
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	3,791	3,359,774

		$10,325,719

Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$8,049	$8,602,369

		$8,602,369

Electric Utilities — 1.8%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$11,100	$13,264,500
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	18,510	17,022,092

		$30,286,592

Energy Equipment & Services — 0.3%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)	$4,830	$4,902,450

		$4,902,450

Insurance — 2.0%
Genworth Financial, Inc., 7.625%, 9/24/21	$2,163	$2,292,780
Genworth Financial, Inc., 7.70%, 6/15/20	400	432,000
MetLife, Inc., 10.75%, 8/1/69	4,575	7,583,062
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	6,719	7,575,673
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	18,845	16,282,080

		$34,165,595

Oil, Gas & Consumable Fuels — 0.5%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$11,599	$8,467,270

		$8,467,270

Telecommunications — 0.8%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(3)(4)	$12,091	$12,798,324

		$12,798,324

Total Corporate Bonds & Notes (identified cost $193,290,674)		$199,720,764

Exchange-Traded Funds — 2.0%

Security	Shares	Value
Equity Funds — 2.0%
iShares U.S. Preferred Stock ETF	865,675	$34,410,581

Total Exchange-Traded Funds (identified cost $34,377,880)		$34,410,581

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(7)	$11,048	$11,047,867

Total Short-Term Investments (identified cost $11,047,867)		$11,047,867

Total Investments — 125.8% (identified cost $1,856,301,751)		$2,116,368,048

Other Assets, Less Liabilities — (25.8)%		$(433,918,762)

Net Assets — 100.0%		$1,682,449,286

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $154,020,466 or 9.2% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2015.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2015, the aggregate value of these securities is $12,611,605 or 0.7% of the Fund’s net assets.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $29,679.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	82.7%	$1,751,271,848
Switzerland	3.9	83,194,768
United Kingdom	3.1	66,397,110
Ireland	2.1	43,369,516
France	1.2	26,366,871

Country	Percentage of Total Investments	Value
Germany	1.2%	$24,815,402
Israel	1.1	23,105,746
Brazil	1.1	22,685,537
Netherlands	0.9	18,479,519
Italy	0.6	13,264,500
Colombia	0.6	12,798,324
Chile	0.4	7,959,295
Bermuda	0.4	7,731,614
Australia	0.4	7,575,673
Spain	0.2	4,902,450
China	0.1	2,449,875

Total Investments	100.0%	$2,116,368,048

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,856,197,859

Gross unrealized appreciation	$279,463,277
Gross unrealized depreciation	(19,293,088)

Net unrealized appreciation	$260,170,189

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$84,903,776	$—		$—	$84,903,776
Consumer Staples	143,867,322	—		—	143,867,322
Energy	127,336,109	—		—	127,336,109
Financials	375,856,989	40,089,473		—	415,946,462
Health Care	190,290,969	14,917,957		—	205,208,926
Industrials	147,652,613	—		—	147,652,613
Information Technology	117,354,176	12,640,727		—	129,994,903
Materials	102,340,347	—		—	102,340,347
Telecommunication Services	24,547,158	—		—	24,547,158
Utilities	93,085,385	—		—	93,085,385
Total Common Stocks	$1,407,234,844	$67,648,157	*	$—	$1,474,883,001
Preferred Stocks
Consumer Staples	—	15,298,019		—	15,298,019
Energy	—	7,557,341		—	7,557,341
Financials	127,607,423	205,747,330		—	333,354,753
Industrials	—	16,364,707		—	16,364,707
Utilities	1,492,248	22,238,767		—	23,731,015
Total Preferred Stocks	$129,099,671	$267,206,164		$—	$396,305,835

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$199,720,764	$—	$199,720,764
Exchange-Traded Funds	34,410,581	—	—	34,410,581
Short-Term Investments	—	11,047,867	—	11,047,867
Total Investments	$1,570,745,096	$545,622,952	$—	$2,116,368,048

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	July 27, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 27, 2015